COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 33,750	$ 18,750
Lessee, Operating Lease, Liability, to be Paid, Year Two	45,000
Lessee, Operating Lease, Liability, to be Paid, Year Three	18,750
Lessee, Operating Lease, Liability, to be Paid	97,500
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(12,305)
Operating Lease, Liability	$ 85,195